Earnings Per Share - Summary of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net (loss) / profit	$ (69,649)	$ (34,071)	$ 38,613
Average number of shares outstanding	392,555,569	392,314,842	392,302,437
Basic and diluted earnings per share	$ (177.42)	$ (86.85)	$ 98.43